CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Project revenue:
Energy sales	$ 69,116	$ 58,953
Energy capacity revenue	93,567	88,449
Transmission services	31,000	31,000
Other	1,573	1,115
Total project revenue	195,256	179,517
Project expenses:
Fuel	65,553	59,522
Operations and maintenance	31,237	28,153
Depreciation and amortization	40,387	41,374
Total project expenses	137,177	129,049
Project other income (expense):
Change in fair value of derivative instruments	(14,047)	(6,813)
Equity in earnings of unconsolidated affiliates	13,777	8,514
Gain on sales of equity investments, net	1,511	13,780
Interest expense	(17,660)	(18,800)
Other income, net	219	1,266
Total project other income (expense)	(16,200)	(2,053)
Project income	41,879	48,415
Administrative and other expenses (income):
Administration	16,149	26,028
Interest, net	11,701	55,698
Foreign exchange loss (gain)	(1,014)	20,506
Other (income) expense, net	(26)	362
Total administrative and other expenses (income)	26,810	102,594
Income (loss) from operations before income taxes	15,069	(54,179)
Income tax expense (benefit)	18,924	(15,693)
Net loss	(3,855)	(38,486)
Net loss attributable to noncontrolling interest	(103)
Net loss attributable to Atlantic Power Corporation	$ (3,752)	$ (38,486)
Net loss per share attributable to Atlantic Power Corporation shareholders:
Basic (in dollars per share)	$ (0.06)	$ (0.63)
Diluted (in dollars per share)	$ (0.06)	$ (0.63)
Weighted average number of common shares outstanding:
Basic (in shares)	61,706	60,632
Diluted (in shares)	61,706	60,632